Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Loans	$ 90	$ 77	$ 256	$ 216	$ 295	$ 246	$ 313
Investment securities	16	14	50	43	59	39	12
Interest-earning deposits and other	0	0	0	1	1	1	5
Total interest income	106	91	306	260	355	286	330
Interest Expense
Deposits	12	10	34	30	42	30	42
Federal Home Loan Bank advances	7	4	22	11	18	2	95
Short-term debt	1	2	4	2
Other	6	2	10	6	8	7	7
Total interest expense	26	18	70	49	68	39	144
Net interest income	80	73	236	211	287	247	186
(Benefit) provision for loan losses	7	(1)	(9)	(18)	(19)	132	70
Net interest income after provision for loan losses	73	74	245	229	306	115	116
Noninterest Income
Net gain on loan sales	94	68	259	242	288	206	402
Loan fees and charges	22	17	56	53	67	73	104
Deposit fees and charges	5	7	17	19	25	22	21
Loan administration income	4	8	14	19	26	24	6
Net return on mortgage servicing asset					28	24	91
Net (loss) gain on sale of assets	0	1	(2)	(1)	(1)	12	2
Net impairment losses					0	0	(9)
Representation and warranty benefit (provision)	6	6	12	13	19	(10)	(36)
Other noninterest income					18	10	72
Total noninterest income	156	128	389	373	470	361	653
Noninterest Expense
Compensation and benefits	69	58	203	178	237	233	279
Commissions	16	10	40	31	39	35	54
Occupancy and equipment	21	20	64	60	81	80	80
Asset resolution	2	0	6	13	15	57	52
Federal insurance premiums	3	6	9	18	23	23	35
Loss on extinguishment of debt					0	0	178
Loan processing expense	13	14	40	40	52	37	52
Legal and professional expense	5	10	20	27	36	51	78
Other noninterest expense	13	13	36	40	53	63	110
Noninterest Income, Other Operating Income (Loss)	36	9	54	9
Total noninterest expense	142	131	418	407	536	579	918
Income (loss) before income taxes	87	71	216	195	240	(103)	(149)
Provision (benefit) for income taxes	30	24	73	70	82	(34)	(416)
Net income (loss)	$ 57	$ 47	$ 143	$ 125	158	(69)	267
Preferred stock dividend/accretion					0	(1)	(6)
Net income (loss) from continuing operations					$ 158	$ (70)	$ 261
Earnings (loss) per share
Basic (in usd per share)	$ 0.98	$ 0.70	$ 2.21	$ 1.82	$ 2.27	$ (1.72)	$ 4.40
Diluted (in usd per share)	$ 0.96	$ 0.69	$ 2.16	$ 1.80	$ 2.24	$ (1.72)	$ 4.37
Weighted average shares outstanding
Basic (in shares)	56,580,238	56,436,026	56,556,188	56,419,354	56,426,977	56,246,528	56,063,282
Diluted (in shares)	57,933,806	57,207,503	57,727,262	57,050,789	57,164,523	56,246,528	56,518,181